Average Annual Total Returns - VIPHighIncomePortfolio-InvestorPRO - VIPHighIncomePortfolio-InvestorPRO - VIP High Income Portfolio	Apr. 29, 2024
VIP High Income Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.30%
Past 5 years	3.83%
Past 10 years	3.35%
ML040
Average Annual Return:
Past 1 year	13.47%
Past 5 years	5.19%
Past 10 years	4.51%